UNITED STATES
                    SECURITIES AND EXCHANGE   COMMISSION
                         Washington, D.C.  20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Owenoke Capital Management, LLC
Address:  50 Washington Street 7th Floor
          Norwalk, CT  06854

Form 13F File Number:    28-7744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Korus
Title:    Managing Member
Phone:    203 956-5010

Signature, Place and Date of Signing:
David R. Korus                Norwalk, CT         November 12, 2008
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___  13F   COMBINATION REPORT.  (Check here if a portion of the holdings for
     this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      14

Form 13F Information Table Value Total:      $ 37,000(X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER             TITL CUSIP        VALUE     SHARES                 INV.   OTHE   VOTING AUTH
                           E OF              X1000                            DISC.  R
                           CLAS                                                      MGR
                           S
                                                                                                SOLE
ALTERA CORP                 COM   021441100       1137 55,000        SH         SOLE        55,000
BEST BUY INC                COM   086516101       2250 60,000        SH         SOLE        60,000
CISCO SYSTEMS INC           COM   17275R102       2256 100,000       SH         SOLE        100,000
INTEL CORP                  COM   458140100       2060 110,000       SH         SOLE        110,000
LATTICE SEMICONDUCTOR       COM   518415104       1060 514,600       SH         SOLE        514,600
CORP
MICRON TECHNOLOGY INC       COM   595112103        608 150,000       SH         SOLE        150,000
MICROSOFT CORP              COM   594918104       1601 60,000        SH         SOLE        60,000
MOLEX INC                   COM   608554101       1347 60,000        SH         SOLE        60,000
NAPSTER INC                 COM   630797108        914 350,000       SH         SOLE        350,000
NOVELLUS SYS INC            COM   670008101       1964 100,000       SH         SOLE        100,000
PMC-SIERRA INC              COM   69344F106       2078 280,000       SH         SOLE        280,000
POWERSHARES QQQ TRUST       COM   73935A104      16731 430,000       SH         SOLE        430,000
SERIES 1
SANDISK CORP                COM   80004C101        978 50,000        SH         SOLE        50,000
WIND RIVER SYSTEMS INC      COM   973149107       2016 201,600       SH         SOLE        201,600


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